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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 2-82510



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                                                           January 15, 2004
                                                                  SUPPLEMENT
[MORGAN STANLEY LOGO OMITTED]

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                       SUPPLEMENT DATED JANUARY 15, 2004

                             TO THE PROSPECTUS OF

                   MORGAN STANLEY VARIABLE INVESTMENT SERIES

                              Class X and Class Y

                               Dated May 1, 2003


   The section of the Prospectus titled "Portfolio Management" hereby is revised as follows:


         Income Builder Portfolio -- The equity portion of the Portfolio is managed by the Equity Income team. Current members of the Equity Income team include James A. Gilligan, a Managing Director of the Investment Manager, Ellen Gold and James O. Roeder, Executive Directors of the Investment Manager, Thomas Bastian and Sergio Marchelli, Vice Presidents of the Investment Manager, and Vincent E. Vizachero, a Senior Associate of the Investment Manager.

         Aggressive Equity Portfolio -- The Portfolio is managed by the Sector Rotation team. Current members of the team include Michelle Kaufman, Managing Director of the Investment Manager and Alison E. Williams, Executive Director of the Investment Manager.